Taxation - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Tax benefit	€ 578	€ (578)	€ 0	€ 0
Federal tax rate	21.00%
Unused tax losses for which deferred tax asset recognised or not		4,676	4,138
Unused tax credits for which deferred tax asset recognised or not		612	644
Unused tax losses for which no deferred tax asset recognised		4,179	3,622
Unused tax credits for which no deferred tax asset recognised		612	629
Tax losses and credits for which deferred tax has not been recognized and which have a date to expire		2,934	2,363
Other deductible temporary differences for which no deferred tax asset recognised		51	52
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised		€ 1,719	€ 1,557